AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 8, 2010
1933 Act Registration No. 033-87762
1940 Act Registration No. 811-08918

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 49	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 49	☑
(Check appropriate box or boxes)
HC CAPITAL TRUST
(Exact name of registrant as specified in charter)
Five Tower Bridge, 300 Barr Harbor, Suite 500
West Conshohocken, PA 19428-2970
(Address of principal executive offices)
Registrant’s Telephone Number, including area code:
610-828-7200
Please send copies of all communications to:
Laura Anne Corsell, Esq.
Montgomery, McCracken, Walker & Rhodes LLP
123 South Broad Street
Avenue of the Arts
Philadelphia, PA 19109
Audrey Talley, Esq.
Drinker Biddle & Reath
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agent for service)
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on March 12, 2010 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [date] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☑	this post-effective amendment designates a new effective date for previously filed post-effective amendment.

The sole purpose for the filing of Post-Effective Amendment No. 49 to the Registration Statement of HC Capital Trust (the “Trust” or the “Registrant”) on Form N-1A (the “Amendment”) is to extend the effective date of Post-Effective Amendment No. 45 (Accession No. 0000950123-09-072314), which was filed pursuant to paragraph (a) of Rule 485 on December 21, 2009. The Registrant hereby designates March 12, 2010 as the new date upon which the Amendment shall become effective.
Accordingly, Part A (the “Prospectus”) and Part B (the “Statement of Additional Information”) of Post Effective Amendment No. 45 (Accession No. 0000950123-10-005293), and Part C (“Other Information”) of Post Effective Amendment No. 48 (Accession No. 0000950123-10-005293) which was filed pursuant to paragraph (a) of Rule 485 on January 26, 2010, are hereby incorporated by reference in their entirety.

POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, a Trustee of The Hirtle Callaghan Trust, a Delaware statutory trust (the “Trust”), does hereby constitute and appoint Donald E. Callaghan and Robert J. Zion, and each of them, his true and lawful attorney and agent to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933, as amended (“Securities Act”), the Investment Company Act of 1940, as amended (“1940 Act”) and any rules, regulations and requirements of the Securities and Exchange Commission (“SEC”), in connection with the registration under the Securities Act of the shares of beneficial interest of the Trust (the “Securities”) and in connection with the registration of the Trust under the 1940 Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for on behalf of the Trust and the undersigned, the name of the undersigned as Trustee or an officer, as appropriate, of the Trust to a Registration Statement or to any amendment thereto filed with the SEC with respect to the Securities or with respect to the Trust and to any instrument or document filed as part of, as an exhibit to or in connection with any Registration Statement or amendment. This power of attorney supersedes and replaces the previous power of attorney executed by the undersigned as a Trustee of the Trust on or about October 18, 2005.
IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of September 11, 2008.

/s/ Ross H. Goodman	/s/ R. Richard Williams

Ross H. Goodman, Trustee	R. Richard Williams, Trustee

/s/ Harvey G. Magarick	/s/ Richard W. Wortham

Harvey G. Magarick, Trustee	Richard W. Wortham III, Trustee

/s/ Jarret Burt Kling
Jarret Burt Kling, Trustee

THE HIRTLE CALLAGHAN TRUST
POWER OF ATTORNEY
     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee and officer of The Hirtle Callaghan Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint ROBERT J. ZION and COLETTE BULL, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for an on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.
     IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 2nd day of October, 2009.

/s/ Donald E. Callaghan
Donald E. Callaghan

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 49 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused of this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Conshohocken and State of Pennsylvania on the 8th day of March, 2010.

The Hirtle Callaghan Trust
/s/ Colette Bull (pursuant to a power of attorney)
Donald E. Callaghan
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Robert J. Zion Robert J. Zion	Trustee, Treasurer and Vice-President (Principal Financial Officer)	March 8, 2010
/s/ Colette Bull (pursuant to a power of attorney) Donald E. Callaghan	Trustee	March 8, 2010
* Ross H. Goodman	Trustee	March 8, 2010
* Jarrett Burt Kling	Trustee	March 8, 2010
* Harvey Magarick	Trustee	March 8, 2010
* R. Richard Williams	Trustee	March 8, 2010
* Richard W. Wortham, III	Trustee	March 8, 2010

*By:	/s/ Robert J. Zion Robert J. Zion As Attorney-in-fact
March 8, 2010